Aasgard Small & Mid-Cap Fund
Schedule of Investments
at December 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 88.50%	Value
	Administrative and Support Services - 6.13%
5,960	Broadridge Financial Solutions, Inc.	$1,089,607
11,135	Robert Half International, Inc.	1,241,775
7,575	Scotts Miracle-Gro Co.	1,219,575
		3,550,957
	Ambulatory Health Care Services - 1.94%
6,495	Quest Diagnostics, Inc.	1,123,700
	Chemical Manufacturing - 1.92%
11,045	RPM International, Inc.	1,115,545
	Computer and Electronic Product Manufacturing - 5.54%
2,150	Monolithic Power Systems, Inc.	1,060,659
11,785	NetApp, Inc.	1,084,102
6,530	Teradyne, Inc.	1,067,851
		3,212,612
	Construction of Buildings - 1.92%
24,905	KB Home	1,114,001
	Credit Intermediation and Related Activities - 11.61%
26,110	Bank OZK	1,214,898
16,102	Commerce Bancshares, Inc.	1,106,851
50,255	Regions Financial Corp.	1,095,559
23,080	Synovus Financial Corp.	1,104,840
33,080	Washington Federal, Inc.	1,104,210
17,460	Zions Bancorporation	1,102,774
		6,729,132
	Electrical Equipment, Appliance, and Component Manufacturing - 1.92%
3,425	Lennox International, Inc.	1,110,933
	Food Manufacturing - 4.43%
38,355	Conagra Brands, Inc.	1,309,823
45,810	Flowers Foods, Inc.	1,258,401
		2,568,224
	Funds, Trusts, and Other Financial Vehicles - 2.24%
9,555	Garmin Ltd. - ADR	1,301,104
	Furniture and Home Furnishings Stores - 1.90%
6,520	Williams-Sonoma, Inc.	1,102,728
	Heavy and Civil Engineering Construction - 1.91%
23,255	KBR, Inc.	1,107,403
	Hospitals - 2.12%
18,835	Encompass Health Corp.	1,229,172
	Insurance Carriers and Related Activities - 5.72%
6,450	Arthur J. Gallagher & Co.	1,094,371
15,835	Brown & Brown, Inc.	1,112,884
9,915	RLI Corp.	1,111,472
		3,318,727
	Machinery Manufacturing - 4.05%
15,330	Graco, Inc.	1,235,905
4,710	IDEX Corp.	1,113,067
		2,348,972
	Merchant Wholesalers, Durable Goods - 5.75%
13,015	MSC Industrial Direct Co., Inc. - Class A	1,094,041
1,965	Pool Corp.	1,112,190
3,600	Watsco, Inc.	1,126,368
		3,332,599
	Miscellaneous Manufacturing - 1.89%
4,490	STERIS plc - ADR	1,092,911
	Miscellaneous Store Retailers - 1.96%
4,755	Tractor Supply Co.	1,134,543
	Oil and Gas Extraction - 1.81%
55,245	Coterra Energy, Inc.	1,049,655

	Professional, Scientific, and Technical Services - 3.83%
13,100	Booz Allen Hamilton Holding Corp.	1,110,749
13,950	MAXIMUS, Inc.	1,111,396
		2,222,145
	Publishing Industries (Except Internet) - 1.89%
13,365	SS&C Technologies Holdings, Inc.	1,095,663
	Rental and Leasing Services - 1.91%
13,770	McGrath RentCorp	1,105,180
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.91%
5,260	Nasdaq, Inc.	1,104,653
	Sporting Goods, Hobby, and Musical Instrument Stores - 4.32%
33,400	Camping World Holdings, Inc. - Class A	1,349,360
10,070	Dick's Sporting Goods, Inc.	1,157,949
		2,507,309
	Support Activities for Transportation - 3.82%
8,265	Expeditors International of Washington, Inc.	1,109,907
5,415	J.B. Hunt Transport Services, Inc.	1,106,826
		2,216,733
	Transportation Equipment Manufacturing - 2.02%
11,265	Thor Industries, Inc.	1,168,969
	Utilities - 4.04%
18,340	Alliant Energy Corp.	1,127,360
20,680	ONEOK, Inc.	1,215,157
		2,342,517
	TOTAL COMMON STOCKS (Cost $37,467,028)	51,306,087

	REITs - 5.81%
19,540	CubeSmart	1,112,021
17,110	Duke Realty Corp.	1,123,100
23,630	STAG Industrial, Inc.	1,133,295
	TOTAL REITs (Cost $2,006,128)	3,368,416

Shares	MONEY MARKET FUND - 5.74%	Value
3,328,130	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.01% (a)	3,328,130
	TOTAL MONEY MARKET FUND (Cost $3,328,130)	3,328,130

	TOTAL INVESTMENTS IN SECURITIES (Cost $42,801,286) - 100.05%	58,002,633
	Liabilities in Excess of Other Assets - (0.05)%	(30,400)
	NET ASSETS - 100.00%	$57,972,233

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of December 31, 2021.

Aasgard Small & Mid-Cap Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Aasgard Small & Mid-Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste Management	$3,550,957	$-	$-	$3,550,957
Construction	2,221,404	-	-	2,221,404
Finance and Insurance	12,453,616	-	-	12,453,616
Health Care and Social Assistance	2,352,872	-	-	2,352,872
Information	1,095,663	-	-	1,095,663
Manufacturing	12,618,166	-	-	12,618,166
Mining, Quarrying and Oil, and Gas Extraction	1,049,655	-	-	1,049,655
Professional, Scientific, and Technical Services	2,222,145	-	-	2,222,145
Real Estate and Rental and Leasing	1,105,180	-	-	1,105,180
Retail Trade	4,744,580	-	-	4,744,580
Transportation and Warehousing	2,216,733	-	-	2,216,733
Utilities	2,342,517	-	-	2,342,517
Wholesale Trade	3,332,599	-	-	3,332,599
Total Common Stocks	51,306,087	-	-	51,306,087
REITs	3,368,416	-	-	3,368,416
Money Market Fund	3,328,130	-	-	3,328,130
Total Investments in Securities	$58,002,633	$-	$-	$58,002,633

Refer to the Fund’s schedule of investments for a detailed break-out of securites by industry classification.